Document And Entity Information	Nov. 10, 2026
Document Information [Line Items]
Entity, Registrant Name	SATELLOGIC INC.
Document, Type	8-K
Document, Period End Date	Nov. 10, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-41247
Entity, Tax Identification Number	98-1845974
Entity, Address, Address Line One	210 Delburg Street
Entity, Address, City or Town	Davidson
Entity, Address, State or Province	NC
Entity, Address, Postal Zip Code	28036
City Area Code	704
Local Phone Number	802-2041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001874315
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	SATL
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	SATLW
Security Exchange Name	NASDAQ